Other Income and Expenses (Details) - Schedule of Finance Costs - Finance costs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses (Details) - Schedule of Finance Costs [Line Items]
Interest on loans and borrowings	¥ 6,753	¥ 4,613	¥ 6,602
Interest on lease liabilities	274	235	1,082
Total finance costs	¥ 7,027	¥ 4,848	¥ 7,684